Long-Term Debt:	12 Months Ended
Dec. 31, 2013
Debt Disclosure
Long-Term Debt:
6. Long-Term Debt:
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:
Borrower(s)	Lenders	2013	2012
(a) Pegasus	Royal Bank of Scotland	$ —	$ —
Pegasus	Credit Suisse AG	—	139,500
(b) Lance	Royal Bank of Scotland	—	153,590
(c) Seacrown	Royal Bank of Scotland	—	87,625
(d) Pegasus-Lance-Seacrown	Credit Suisse AG	214,085	—
Total		$ 214,085	$ 380,715
Less current portion		$ —	$ 380,715
Long-term portion		$ 214,085	$ —

(a) Pegasus: During the period from May 2005 to February 2007, Pegasus borrowed $129,750 to partially finance the construction cost of the Clean Energy, under a ten year term credit facility, repayable in forty equal consecutive quarterly installments of $1,800 each, plus a balloon installment of $57,750 payable together with the last installment. On January 30, 2012, Pegasus entered into a five-year term loan facility with Credit Suisse AG for $150,000 (the "Credit Suisse Facility") for the purpose of refinancing the then outstanding balance of the loan obtained in February 2007 and for general corporate purposes, repayable in twenty equal consecutive quarterly installments of $3,500 each plus a balloon payment of $80,000 payable together with the last installment in March 2017. The amount was fully drawn in March 2012 and was secured by, amongst other things, a cross collateralized first priority mortgage over the Clean Energy and a panama tanker vessel named Felicity, owned by a related vessel-owning company. On November 18, 2013, the then outstanding loan balance of $129 million was fully repaid from the proceeds of the Offering and the Credit Suisse Senior Secured Revolving Credit Facility (the "Revolving Credit Facility") discussed under Note 6(d) below and the respective vessel mortgages were released.
(b) Lance: In July 2007, Lance borrowed the amount of $123,000 to partially finance the construction cost of the Clean Power, under a ten-year term credit facility, repayable in forty equal consecutive quarterly installments of $1,710 each, plus a balloon installment of $54,600 payable together with the last installment. On February 29, 2012, Lance entered an amendatory agreement with the same bank for the purpose of refinancing the then outstanding balance of the loan obtained in July 2007. As a result of the amendatory agreements an additional principal amount of $70,000 was drawn in April 2012 for general corporate purposes, payable in twenty equal consecutive quarterly installments of $3,500, each. On November 18, 2013, the then outstanding loan balance of $138.0 million was fully repaid from the proceeds of the Offering and the Credit Suisse Senior Secured Revolving Credit Facility (the “Revolving Credit Facility”) discussed under Note 6(d) below and the vessel's mortgage was released.
(c) Seacrown: In January 2008, Seacrown borrowed $128,000, to partially finance the construction cost of the Clean Force, under a twelve-year term credit facility, repayable in forty eight equal consecutive quarterly installments of $2,125 each plus a balloon payment of $26,000 payable together with the last installment in January 2020. On November 18, 2013, the then outstanding loan balance of $79.1 million was fully repaid from the proceeds of the Offering and the Credit Suisse Senior Secured Revolving Credit Facility (the "Revolving Credit Facility") discussed under Note 6(d) below and the vessel's mortgage was released.
The above loans were, amongst others, secured by a first priority mortgage over the vessels, corporate guarantees, and assignments of all charters, earnings and insurances. The loans also contained certain financial covenants relating to the Partnership's financial position and operating performance including maintaining liquidity above $30.0 million or, if higher, 10% of the total aggregate indebtedness to The Royal Bank of Scotland. In addition, all loan agreements also included a requirement for the value of the vessel secured against the related loan to be in a range of at least 125%-130%, and imposed restrictions on the Partnership's ability to pay distributions.
As of December 31, 2012, the Partnership was not in compliance with certain restrictive and financial covenants imposed by the above loan agreements:
· The issuance of the guarantees discussed in Note 8(c) below without the prior consent of the lenders which resulted in a breach of the respective restrictive covenant under the loan agreements discussed n (a), (b) and (c) above.
· The repayment of the loan discussed in Note 3(b) above without the prior consent of the Partnership's lenders which resulted in a breach of the respective restrictive covenant under the loan agreements discussed in (b) and (c) above.
· The Partnership was also not in compliance with the minimum liquidity covenant of $30.0 million contained in its loan agreement discussed in (b) above.

On July 19, 2013, one of the Partnership's lenders declared an event of default under one of its credit facilities. Although the Partnership believed that the lenders would not demand payment of the loans before their maturity, provided that the Partnership was to pay scheduled loan installments and interest as they fall due under the existing credit facilities, the lenders could have required immediate repayment of the loans. As a result of such events of non-compliance, the Partnership has classified the total outstanding balance of its debt at December 31, 2012 of $380,715 as current liabilities.
On October 29, 2013, subject to satisfactory execution of the relevant documentation, the Partnership's lenders granted their consent to the issuance of guarantees and the repayment of shareholders' loan, and waived their rights in respect of the Partnership's non-compliance with the minimum liquidity requirement of $30.0 million discussed above. As of December 31, 2013, all the loans discussed under Note 6(a), (b) and (c) above, were fully repaid from the proceeds of the IPO and the Revolving Credit Facility discussed under Note 6(d) below.
(d) Credit Suisse Senior Secured Revolving Credit Facility: On November 14, 2013, the Partnership's shipowning subsidiaries, entered, on a joint and several basis, into a new Senior Secured Revolving Credit Facility ("Revolving Credit Facility" or "Facility") with an affiliate of Credit Suisse for $262,125 in order to partially refinance its existing outstanding indebtedness as discussed above. Of this amount, $214,085 was drawn on November 18, 2013 and, together with part of the net proceeds of the initial public offering discussed in Note 9, was used to fully repay the then outstanding principal and interest of the loans discussed in Note 6 under (a), (b) and (c). The Revolving Credit Facility is guaranteed by the Partnership and is secured by, among other things, a first priority or preferred cross-collateralized mortgage on each of the Partnership's vessels and bears interest at LIBOR plus margin. The Partnership may draw down this facility no more than four times each year, and only so long as the asset cover ratio, which is the ratio of the aggregate market value of its vessels to its outstanding indebtedness under the facility, is not less than 130%. The amount available under the Facility will be reduced each quarter for 14 consecutive quarters by $5,000 for the first 13 quarters and by approximately $197,125 for the fourteenth quarter ending on June 30, 2017. In case that the aggregate outstanding amount of the Facility is greater than the amount available under the Facility as reducing from time to time, the amount exceeded shall be repaid at that point of time. In accordance with the Facility, the Partnership will be required to:
(i) maintain total consolidated liabilities of less than 65% of the total consolidated market value of its adjusted total assets;
(ii) maintain an interest coverage ratio of at least 3.0 times,
(iii) maintain at all times non restricted as to withdrawal minimum liquidity equal to at least $22.0 million. Such amount is reflected under Non-Current Restricted Cash in the accompanying balance sheets and
(iv) maintain a hull cover ratio, being the aggregate of the vessels' market values and the net realizable value of any additional security, no less than 130%.

In addition, the Prokopiou Family is required to own or control at least 30% of the Partnership's capital and voting rights and 100% of the General Partner's capital and voting rights and the Manager is required to continue to carry out the Partnership's commercial and technical management. Finally, the Facility restricts the Partnership from paying any distributions if an event of default occurs. Pursuant to the terms of the Revolving Credit Facility, no principal repayments are required to be made during the 2014 and 2015.
As of December 31, 2013, the Partnership was in compliance with all financial debt covenants under the respective facility.
The annual principal payments for the outstanding banks' debt as of December 31, 2013 required to be made after the balance sheet date were as follows:
Year ending December 31,	Amount
2014	$ -
2015	-
2016	11,960
2017	202,125
2018 and thereafter	-
$ 214,085

The weighted average interest rate of the Partnership's long-term debt for the years ended December 31, 2013 and 2012 was 2.4% and 2.3%, respectively.
Total interest incurred on long-term debt for 2013, 2012 and 2011 amounted to $8,248, $8,551 and $3,794, respectively. Interest expense on long-term debt, is included in Interest and finance costs (Note 11) in the accompanying consolidated statements of income.
As of December 31, 2013, the Partnership had an unused line of credit under its' Credit Suisse Revolving Credit Facility of $48.0 million. As of December 31, 2013, the Partnership incurred $327 commitment fees in connection with the undrawn amounts under the respective facility with Credit Suisse. Commitment fees incurred for 2012 and 2011 amounted to $372 and $54, respectively.